29 Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted number:
Allocated basic earnings and not distributed- Continued operation	R$ 1,189	R$ 1,076	R$ 1,076
Allocated basic earnings and not distributed- Discontinued operation	209	(29)
Net income allocated available to common shareholders	R$ 1,398	R$ 1,047	R$ 1,076
Basic and diluted denominator (millions of shares)
Weighted average of the number of shares	268	258	173
Basic and diluted earnings per million shares (R$) - Continued operations	R$ 4.43657	R$ 4.17054	R$ 6.21186
Basic and diluted earnings per million shares (R$) - Attributable to controlling shareholders	R$ 5.21642	R$ 4.05814	R$ 6.21186